Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 872
2024	703
2025	0
2026	0
2027	0
Total lease payments	1,575
Less imputed interest	(165)
Total lease liabilities	1,410
Less current portion of lease liability	745	$ 500
Lease liability, net of current portion	$ 665